Investments - Additional Information (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Total investments	$ 180,708	$ 166,273	[1]	$ 159,358
Noncontrolling Interests
Schedule of Equity Method Investments [Line Items]
Total investments	$ 175,700	$ 161,900		$ 95,700

[1]	For discussion on the restatement adjustments, see Note 4.